Intangible Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Gross intangibles	$ 119,191	$ 119,191
Less accumulated amortization	(119,191)	(119,041)
Total intangibles		150
Internet domain names [Member]
Gross intangibles	58,641	58,641
Website and data bases [Member]
Gross intangibles	56,050	56,050
Customer and supplier lists [Member]
Gross intangibles	$ 4,500	$ 4,500